Stock-based compensation	12 Months Ended
Dec. 31, 2011
Stock-based compensation

13 Stock-based compensation

(a)	Stock Option

On October 10, 1996, the Company’s shareholders approved a stock option plan to grant options for a maximum of 200,000 shares (the “1996 Plan”). The 1996 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 1996 Plan is administered by the board of directors (the “Board”) or a committee appointed by the Board, which determines the terms of an option’s grant, including the exercise price, the number of shares underlying the option and the option’s exercisability. The exercise price of all options granted under the 1996 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 1996 Plan is ten years. The related options were granted in 2005.

On September 5, 2000, the Company’s shareholders approved a stock option plan to grant options for a maximum of 400,000 shares (the “2000 Plan”). The 2000 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 2000 Plan is administered by the Board or a committee appointed by the Board, which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2000 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under 2000 Plan is ten years. The related options were granted in 2005.

On October 20, 2005, the Company’s shareholders approved a stock option plan to grant options for a maximum of 1,000,000 shares (the “2005 Plan”). The 2005 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 2005 Plan is administered by the Company’s compensation committee (the “Compensation Committee”), which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2005 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2005 Plan is ten years.

On December 22, 2006, the Company’s shareholders approved a stock option plan to grant options for a maximum of 1,000,000 shares (the “2006 Plan”). The 2006 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 2006 Plan is administered by the Compensation Committee, which determines the terms of an option’s grant, include in the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2006 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2006 Plan is five years.

On October 19, 2007, the Company’s shareholders approved a stock option plan to grant options for a maximum of 1,000,000 shares (the “2007 Plan”). The 2007 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 2007 Plan is administered by the Compensation Committee, which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2007 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2007 Plan is five years.

On December 12, 2008, the Company’s shareholders approved a stock option plan to grant options for a maximum of 1,500,000 shares (the “2008 Plan”). The 2008 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 2008 Plan is administered by the Compensation Committee, which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2008 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2008 Plan is five years.

On September 11, 2009, the Company’s shareholders approved a stock option plan to grant options for a maximum of 1,000,000 shares (the “2009 Plan”). The 2009 Plan provides for a grant of options to employees, officers and director of the Group. The 2009 Plan is administered by the Compensation Committee, which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2009 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2009 Plan is five years.

On December 15, 2010, the Company’s shareholders approved a stock option plan to grant options for a maximum of 880,000 shares (the “2010 Plan”). The 2010 Plan provides for a grant of options to employees, officers and director of the Group. The 2010 Plan is administered by the Compensation Committee, which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2010 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2010 Plan is five years.

The Company grants stock options to its employees and certain non-employees under the Company’s various stock option plans.

A summary of the stock option activity for both employees and non-employees is as follows:

	Year Ended December 31,
	2009		2010		2011
	Number of options	Weighted average exercise price (US$ per option)	Number of options	Weighted average exercise price (US$ per option)	Number of options	Weighted average exercise price (US$ per option)
Outstanding at beginning of year	4,353,334	2.43	5,414,470	1.82	6,221,135	2.38
Granted	1,366,000	2.14	1,235,000	2.50	—	—
Exercised	(136,864)	2.75	(59,999)	1.90	(73,333)	1.93
Forfeited	(168,000)	1.92	(368,336)	2.25	(473,337)	2.50

Outstanding at end of year	5,414,470	1.82	6,221,135	2.38	5,674,465	2.37

The weighted-average grant-date fair values of options granted during 2009 and 2010 were US$1.50 and US$1.29 per option respectively.

The following table summarizes information with respect to stock options outstanding and exercisable at December 31, 2009:

	Options outstanding			Options exercisable
Date of grant	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price (US$ per share)	Number exercisable	Weighted average exercise price (US$ per share)
February 8, 2005	50,000	5.11 years	1.15	50,000	1.15
September 20, 2005	255,000	5.72 years	1.85	255,000	1.85
September 18, 2006	725,000	6.28 years	3.18	725,000	3.18
May 23, 2007	578,334	2.39 years	3.13	578,334	3.13
August 3, 2007	80,000	2.59 years	3.53	80,000	3.53
August 20, 2007	56,000	2.64 years	3.74	56,000	3.74
July 28, 2008	130,000	3.57 years	4.08	43,331	4.08
November 10, 2008	824,136	3.86 years	2.04	244,127	2.04
December 30, 2008	1,410,000	4.00 years	1.79	469,990	1.79
July 7, 2009	30,000	4.52 years	2.35	—	—
October 1, 2009	1,276,000	4.75 years	2.12	53,000	2.12

	5,414,470			2,554,782

The following table summarizes information with respect to stock options outstanding and exercisable at December 31, 2010:

	Options outstanding			Options exercisable
Date of grant	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price (US$ per share)	Number exercisable	Weighted average exercise price (US$ per share)
February 8, 2005	50,000	4.10 years	1.15	50,000	1.15
September 20, 2005	255,000	4.72 years	1.85	255,000	1.85
September 18, 2006	725,000	5.71 years	3.18	725,000	3.18
May 23, 2007	535,000	1.39 years	3.13	535,000	3.13
August 3, 2007	80,000	1.59 years	3.53	80,000	3.53
August 20, 2007	31,000	1.63 years	3.74	31,000	3.74
July 28, 2008	130,000	2.57 years	4.08	86,665	4.08
November 10, 2008	724,135	2.86 years	2.04	477,462	2.04
December 30, 2008	1,280,000	3.00 years	1.79	866,657	1.79
July 7, 2009	30,000	3.52 years	2.35	10,000	2.35
October 1, 2009	1,146,000	4.41 years	2.12	430,661	2.12
December 15, 2010	1,235,000	4.96 years	2.50	—	—

	6,221,135			3,547,445

The following table summarizes information with respect to stock options outstanding and exercisable at December 31, 2011:

	Options outstanding			Options exercisable
Date of grant	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price (US$ per share)	Number exercisable	Weighted average exercise price (US$ per share)
February 8, 2005	50,000	3.10 years	1.15	50,000	1.15
September 20, 2005	245,000	3.72 years	1.85	245,000	1.85
September 18, 2006	715,000	4.71 years	3.18	715,000	3.18
May 23, 2007	525,000	0.39 years	3.13	525,000	3.13
August 3, 2007	80,000	0.59 years	3.53	80,000	3.53
August 20, 2007	1,000	0.63 years	3.74	1,000	3.74
July 28, 2008	130,000	1.57 years	4.08	130,000	4.08
November 10, 2008	690,802	1.86 years	2.04	690,802	2.04
December 30, 2008	1,220,000	2.00 years	1.79	1,220,000	1.79
July 7, 2009	30,000	2.52 years	2.35	20,000	2.35
October 1, 2009	1,072,664	3.52 years	2.12	835,995	2.12
December 15, 2010	914,999	3.96 years	2.50	338,321	2.50

	5,674,465			4,851,118

The aggregate intrinsic value for the stock options outstanding and stock options exercisable was nil as of December, 31, 2011.

As of December 31, 2011, the total compensation cost relating to non-vested awards not yet recognized and the weighted-average period over which it is expected to be recognized is Rmb6,094 and 1.59 years, respectively.

During the years ended December 31, 2009, 2010 and 2011, there were no modifications made to the original grants of the options.

The options granted on February 8, 2005 were made pursuant to the 1996 Plan and were immediately exercisable. The options granted on September 20, 2005 included 60,000 options under the 1996 Plan and 370,000 options under the 2000 Plan, all of which were immediately exercisable. The options granted on September 18, 2006 included 30,000 options pursuant to the 2000 Plan and 1,000,000 options under the 2005 Plan, all were immediately exercisable. The 1,000,000 options granted on May 23, 2007, August 3, 2007 and August 20, 2007, respectively, were made pursuant to the 2006 Plan, and all these options had been fully vested as at December 2009.

The 130,000 and 870,000 options granted on July 28, 2008 and November 10, 2008, respectively, were made pursuant to the 2007 Plan, and all the options had been fully vested. The 1,410,000 options granted on December 30, 2008 were made pursuant to the 2008 Plan and all these options had been fully vested as at December 2011.

The Company granted two groups of options to employees and during the year ended December 31, 2008 under the 2007 Plan pursuant to resolutions passed by the Board on July 28, 2008 and November 10, 2008. 870,000 options were granted to certain directors and employees of the Group.

The Company granted a group of options to employees during the year ended December 31, 2008 under the 2008 Plan pursuant to resolutions passed by the Board on December 30, 2008. 1,170,000 options were granted to certain directors and employees of the Group.

Pursuant to resolutions passed by the Board on July 9, 2009, 90,000 options were granted to certain directors and employees and certain consultants of the Group under the 2008 Plan. One-third (1/3) of the options granted are not exercisable until one year after the date of grant, the second one-third (1/3) of the options granted are not exercisable until two years after the date of grant, and the remaining one-third (1/3) could not be exercisable until three years after the date of grant, respectively.

Pursuant to resolutions passed on October 1, 2009, 1,000,000 options were granted to certain directors and employees of the Group under the 2009 Plan. One-third (1/3) of the options granted are not exercisable until one year after the date of grant, the second one-third (1/3) of the options granted are not exercisable until two years after the date of grant, and the remaining one-third (1/3) could not be exercisable until three years after the date of grant, respectively.

In addition, 276,000 options granted to directors on October 1, 2009 under various stock option plans were either forfeited or expired unexercised and have, therefore, become available for re-grant under the respective option plans.

Pursuant to resolutions passed by the Board on December 15, 2010, 880,000 options were granted to certain directors and employees of the Group under the 2010 Plan. One-third (1/3) of the options granted are not exercisable until one year after the date of grant, the second one-third (1/3) of the options granted are not exercisable until two years after the date of grant, and the remaining one-third (1/3) could not be exercisable until three years after the date of grant, respectively.

Furthermore, a number of options under various stock option plans were granted to directors and employees on December 15, 2010, namely 235,000 options under the 2009 Plan. The vesting schedule of the 235,000 options granted under the 2009 Plan is: (1) One-third (1/3) on the first anniversary of the date of grant; and (2) the remaining two-thirds ( 2/3) on the second anniversary of the date of grant.

The Company recorded compensation expenses of Rmb7,804, Rmb7,507 and Rmb8,530 for the years ended December 31, 2009, 2010 and 2011, respectively, recognized over the period during which employees are required to provide service, known as the requisite service period (usually the vesting period), in exchange for the award. Cost of employee services received in exchange for an award of equity instruments were measured based on the grant-date fair value of the award, estimated using the Binomial Model.

Stock-based compensation to non-employees

The Company granted 140,000 options, 80,000 options and 30,000 options under the 2006 Plan to certain consultants on May 23, 2007, August 3, 2007 and August 20, 2007, respectively, for their advisory services provided to the Group. Pursuant to the option agreement of the 2006 Plan, the vesting schedule is as follows: i) the first 1/3 of options vest on the 1st anniversary of the grant date, and ii) the remaining 2/3 vest on the 2nd anniversary of the grant date, with the condition of continuous service rendered to the Group from the grant date through the applicable vesting dates. There were 130,000 options under the 2006 Plan which were exercisable as of December 31, 2011.

The Company granted 130,000 options under the 2007 Plan to certain consultants on July 28, 2008, Pursuant to the option agreement of the 2007 Plan, the vesting schedule is as follows: i) the first 1/3 of options granted vest on the 1st anniversary of the grant date, ii) the second 1/3 of options granted vest on the 2nd anniversary of the grant date, and iii) the remaining 1/3 of options granted vest on the 3rd anniversary of the grant date, with the condition of continuous service rendered to the Group from the grant date through the applicable vesting dates. All 130,000 options granted under the 2007 Plan which were exercisable as of December 31, 2011.

The Company granted 240,000 options under the 2008 Plan to certain consultants on December 30, 2008 for their advisory services provided to the Group. Pursuant to the option agreement of the 2008 Plan, the vesting schedule is as follows: i) the first 1/3 of options granted vest on the first 1st anniversary of the grant date, ii) the second 1/3 of options granted vest on the second 2nd anniversary of the grant date, iii) the remaining 1/3 of options granted vest on the third 3rd anniversary of the grant date in the continuous service with the Group from the grant date through the applicable vesting dates. All 240,000 options granted under the 2008 Plan were exercisable as of December 31, 2011.

The Company granted 30,000 options under the 2008 Plan to certain consultants on July 7, 2009 for their advisory services provided to the Group. Pursuant to the option agreement of the 2008 Plan, the vesting schedule is as follows: i) the first 1/3 of options granted will vest on the first 1st anniversary of the grant date, ii) the second 1/3 of options granted will vest on the second 2nd anniversary of the grant date, iii) the remaining 1/3 of options granted will vest on the third 3rd anniversary of the grant date with the condition of continuous service rendered to the Group from the grant date through the applicable vesting dates. There were 20,000 options under the 2008 Plan which were exercisable as of December 31, 2011.

The Company granted 120,000 options under the 2010 Plan to certain consultants on December 15, 2010 for their advisory services provided to the Group. Pursuant to the 2010 Plan, the vesting schedule is as follows: i) the first 1/3 of options granted will vest on the first 1st anniversary of the grant date, ii) the second 1/3 of options granted will vest on the second 2nd anniversary of the grant date, iii) the remaining 1/3 of options granted will vest on the third 3rd anniversary of the grant date with the condition of continuous service to be rendered to the Group from the grant date through the applicable vesting dates. There were 26,666 options under the 2010 Plan which were exercisable as of December 31, 2011.

The Company recorded compensation expenses of Rmb902, Rmb508 and income of Rmb1,360 for the years ended December 31, 2009, 2010 and 2011, respectively, recognized over the period during which a consultant is required to provide service, known as the requisite service period (usually the vesting period), in exchange for the award. Cost of services received in exchange for an award of equity instruments were measured based on the grant-date fair value of the award, estimated using the Binomial Model.

The following assumptions have been used in the Binominal option pricing model adopted by the directors of the Company in assessing the respective fair values of options granted to directors, employees and non-employees for the years ended December 31, 2009, 2010 and 2011. The assumptions include selecting several comparables from the market devoted to solar energy as references in order to determine the volatility rate of the Company.

	2009
	Granted on
	July 07 ,2009	Oct 01 ,2009
Average risk-free rate of return(1)	2.79%	2.28%
Volatility rate(2)	79.65%	79.68%
Dividend yield(3)	—	—

2010
Granted on
December15, 2010
Average risk-free rate of return(1)	2.20%
Volatility rate(2)	76.79%
Dividend yield(3)	—

1.	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
2.	Expected volatility is estimated based on the historical volatility of the Company’s stock price and/or the comparable public-traded companies.
3.	The Company has no plan to pay dividends on its common stock.

(b)	Stock Purchase Warrants

On July 2, 2007, the Company issued two warrants, each of which entitled the holder to purchase 100,000 shares of common stock, to two consultants for their advisory services provided to the Group, at an exercise price of US$4.00 and US$5.00 per share, respectively. With reference to the term of the warrant certificate, the exercise period was 4 years commencing on the issue of the warrants. The warrants include cashless exercise provision whereby the holders may elect to receive net shares upon exercise instead of paying cash to the Company. The warrants were fully vested upon issuance and Rmb3,023 was recorded as compensation expense in the consolidated statement of operations in 2007. One warrant holder exercised 100,000 warrants in full at exercise price of US$4.00 on November 6, 2009 in lieu of making cash settlement, resulting in the issuance of 14,776 shares of common stock.

On August 31, 2007, the Company issued a warrant to purchase 200,000 shares of common stock to a consultant for its advisory services provided to the Group, at an exercise price US$5.00 per share. The warrant was fully vested upon issuance with an expiry date of August 30, 2008. On August 29, 2008, the Company amended to this warrant agreement, pursuant to which the expiration date of the warrant was extended from August 30, 2008 to September 1, 2010. The initial compensation cost recognized in the 2007 consolidated statements of operations was Rmb1,561, and the total incremental compensation cost resulting from the modification was Rmb2,364 and was fully recognized in the consolidated statement of operations in 2008. This warrant was not exercised and expired on August 30, 2010.

On January 12, 2010, the Company issued a warrant to purchase 200,000 shares of common stock to a consultant for its advisory services provided to the Group at an exercise price US$6.00 per share. The warrant was fully vested and immediately exercisable upon issuance with an expiry date of January 11, 2015. The related expenses recognized in the 2010 consolidated statements of operations were Rmb946. This warrant had not been exercised as at December 31, 2010 and 2011

On April 14, 2010, the Company issued a warrant to purchase 300,000 shares of common stock to a consultant for its advisory services provided to the Group at an exercise price US$3.50 per share. The warrant was fully vested and immediately exercisable upon issuance with an expiry date of April 13, 2012. The related compensation expenses recognized in the 2010 consolidated statements of operations were Rmb1,544. This warrant had not been exercised as at December 31, 2010 and 2011

The fair values of above-mentioned warrants were determined on the dates of issue using the Binomial Model using the following assumptions:

	2010	2010
	January 12, 2010	April 14, 2010
Average risk-free rate of return(1)	2.512%	0.992%
Volatility rate(2)	78.50%	83.06%
Dividend yield(3)	—	—

On July 4, 2011, the Company issued a warrant to purchase 400,000 shares of common stock to a consultant for its advisory services provided to the Group at an exercise price US$3.50 per share. The warrant was fully vested and immediately exercisable upon issuance with an expiry date of July 4, 2013. The related compensation expenses recognized in the 2011 consolidated statements of operations were Rmb801. This warrant had not been exercised as at December 31, 2011.

On July 4, 2011, the Company issued a warrant to purchase 600,000 shares of common stock to a consultant for its advisory services provided to the Group at an exercise price US$3.01 per share. The warrant was fully vested and immediately exercisable upon issuance with an expiry date of July 4, 2013. The related compensation expenses recognized in the 2011 consolidated statements of operations were Rmb1,455. This warrant had not been exercised as at December 31, 2011.

The fair values of above-mentioned warrants were determined on the dates of issue using the Binomial Model using the following assumptions:

January 12, 2
2011
July 4, 2011
Average risk-free rate of return(1)	0.51%
Volatility rate(2)	65.99%
Dividend yield(3)	—

1.	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
2.	Expected volatility is estimated based on the historical volatility of the Company’s stock price and/or the comparable public-traded companies.
3.	The Company has no plan to pay dividends on its common stock.